UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21486

Name of Fund:  Merrill Lynch Real Investment Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Merrill Lynch Real Investment
       Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
       mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 07/01/03 - 06/30/04

(a) to cast its vote for or against management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Real Investment Fund, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Merrill Lynch Real Investment Fund, Inc.

Date: August 4, 2004